Schedule of Grants of Stock Options Over Requisite Service Period (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value		$ 10,238	$ 10,800	$ 91,913	$ 16,650
February 10, 2016 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted (canceled)				4,200
Exercise price				$ 48.00
Date fully vested				Feb. 10, 2020
Fair value				$ 174,748
Shares granted (canceled)				(4,200)
December 6, 2016 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted (canceled)				2,000
Exercise price				$ 38.00
Date fully vested				Dec. 06, 2020
Fair value				$ 63,937
Shares granted (canceled)				(2,000)
September 25, 2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted (canceled)				15,000
Exercise price				$ 15.00
Date fully vested				Sep. 25, 2019
Fair value				$ 194,149
Shares granted (canceled)				(15,000)
September 25, 2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted (canceled)				10,000
Exercise price				$ 19.00
Date fully vested				Sep. 25, 2019
Fair value				$ 126,862
Shares granted (canceled)				(10,000)
January 30, 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted (canceled)				250
Exercise price				$ 45.00
Date fully vested				Jan. 30, 2019
Fair value				$ 885
Shares granted (canceled)				(250)
March 11, 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted (canceled)				33,200
Exercise price
Fair value
Shares granted (canceled)				(33,200)
March 11, 2019, Grant one [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted (canceled)	[1]			33,200
Exercise price	[1]			$ 6.50
Date fully vested	[1]			Dec. 06, 2020
Fair value	[1]			$ 24,898
Shares granted (canceled)	[1]			(33,200)
March 11, 2019, Grant two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted (canceled)				10,100
Exercise price				$ 6.50
Date fully vested				Mar. 11, 2023
Fair value				$ 44,591
Shares granted (canceled)				(10,100)
September 2, 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted (canceled)				99,000
Exercise price				$ 4.00
Date fully vested				Sep. 02, 2024
Fair value				$ 327,181
Shares granted (canceled)				(99,000)

[1]	Represents incremental fair value of replacement shares compared to canceled shares.